Lease liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Non-current	$ 287,679	$ 325,569
Current	54,351	52,941
Lease liabilities	$ 342,030	$ 378,510	$ 337,980